Restructuring Costs - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Costs [Abstract]
Stock-based compensation	$ 2,890	$ 865	$ 2,090	$ 4,971	$ 9,175
Soybean Products [Member]
Restructuring Costs [Abstract]
Severance and other charges			400	$ 700
Stock-based compensation			$ 900